Short-Term and Long-Term Bank Loans (Narrative) (Details) In Thousands, unless otherwise specified				12 Months Ended																			12 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 18, 2013 to April 2, 2014 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 18, 2013 to April 2, 2014 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - April 18, 2013 to April 2, 2014 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 19, 2013 to April 11, 2014 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 19, 2013 to April 11, 2014 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - April 19, 2013 to April 11, 2014 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 23, 2013 to April 16, 2014 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 23, 2013 to April 16, 2014 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - April 23, 2013 to April 16, 2014 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 25, 2013 to April 18, 2014 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - April 25, 2013 to April 18, 2014 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - April 25, 2013 to April 18, 2014 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 2, 2013 to April 24, 2014 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] - May 2, 2013 to April 24, 2014 [Member] CNY	Dec. 31, 2012 Bank of Communications Co Ltd [Member] - May 2, 2013 to April 24, 2014 [Member] CNY	Dec. 31, 2013 Bank of Communications Co Ltd [Member] April And May 2013 [Member] USD ($)	Dec. 31, 2013 Bank of Communications Co Ltd [Member] April And May 2013 [Member] CNY	Dec. 31, 2013 Weifang Dongfang State-Owned Assets Management Co Ltd [Member]	Dec. 31, 2013 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Dec. 31, 2013 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Dec. 31, 2012 Weifang Dongfang State-Owned Assets Management Co Ltd [Member] October 19, 2009 to October 18, 2017 [Member] CNY	Dec. 31, 2013 Dornier [Member] October 19, 2009 to October 18, 2017 [Member] USD ($)	Dec. 31, 2013 Dornier [Member] October 19, 2009 to October 18, 2017 [Member] CNY
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate	7.42%	7.42%	7.66%	7.20%	7.20%
Short-term Debt	$ 17,345	105,000	110,000			$ 3,304	20,000	0	$ 3,304	20,000	0	$ 4,129	25,000	0	$ 3,304	20,000	0	$ 3,304	20,000	0	$ 17,345	105,000
Repayments of Bank Debt				18,171	110,000
Loans Payable, Noncurrent																								1,652	10,000	10,000
Debt Instrument, Annual Principal Payment																											553	3,350
Remaining principal balance due in 2017																											$ 545	3,300
Long-term Debt, Weighted Average Interest Rate																							6.12%
Percentage Of Long Term Debt Interest Rate Decreased																							10.00%